Net fees and commissions income_Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Fee and commission expense [Abstract]
Fees and commissions paid	₩ 41,532	₩ 41,930	₩ 80,866		₩ 73,167
Credit card commissions	213,887	200,275	425,204		400,349
Brokerage commissions	934	121	1,268		348
Others	1,700	1,207	3,013		2,329
Total	₩ 258,053	₩ 243,533	₩ 510,351	$ 459,031	₩ 476,193